CONSOLIDATED FINANCIAL STATEMENTS - Subsequent event (Details) - Disposal of interest in joint venture	Mar. 14, 2024	Feb. 01, 2024
Gerdau Metaldom Corp.
CONSOLIDATED FINANCIAL STATEMENTS
Ownership interest in joint venture agreed to sell		50.00%
Diaco S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Ownership interest in joint venture agreed to sell	49.85%